UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 370
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			 November 13, 2006

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:	   3,084,379


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE
SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000
	    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        382
86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202      26143
1,731,293     SH     SOLE         1,731,293
AMN Healthcare Services, Inc.        COMM          001744101     100521
4,232,453     SH     SOLE         4,232,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     823757
18,692,017     SH     SOLE        18,692,017
Arqule Inc.                          COMM          04269E107      17663
4,195,406     SH     SOLE         4,195,406
Atherogenetics, Inc.                 COMM          047439104      47102
3,576,455     SH     SOLE         3,576,455
AutoImmune Inc.                      COMM          052776101       1147
1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      21980
6,925     SH     SOLE             6,925
Carmike Cinemas, Inc.                COMM          143436400      13060
760,191     SH     SOLE           760,191
ConocoPhillips                       COMM          20825C104      35718
600,000     SH     SOLE           600,000
Campbell Soup                        COMM          134429109     111873
3,065,000     SH     SOLE         3,065,000
Devon Energy Corporation             COMM          25179M103      12598
199,496     SH     SOLE           199,496
El Paso Corp                         COMM          28336L109     287672
21,090,300     SH     SOLE        21,090,300
i2 Technologies, Inc.                COMM          465754208        123
6,592     SH     SOLE             6,592
MIPS Technologies Inc.               COMM          604567107      17913
2,653,726     SH     SOLE         2,653,726
M-Systems Flash Disk Pioneer         COMM          M7061C100     145940
3,626,739     SH     SOLE         3,626,739
National Semiconductor Corp          COMM          637640103       2768
117,644     SH     SOLE           117,644
Nektar Therapeutics                  COMM          640268108      34016
2,360,558     SH     SOLE         2,360,558
Neose Technologies                   COMM          640522108       9077
4,584,132     SH     SOLE         4,584,132
New York Times Class A               COMM          650111107      12639
550,000     SH     SOLE           550,000
Pain Therapeutics, Inc.              COMM          69562K100      74301
8,619,629     SH     SOLE         8,619,629
Palm, Inc                            COMM          696643105        187
12,848     SH     SOLE            12,848
PYR Energy Corporation               COMM          693677106       3416
3,634,000     SH     SOLE         3,634,000
Sandisk Corp.                        COMM          80004C101      34855
651,000     SH     SOLE           651,000
Sanofi-Aventis-ADR                   COMM          80105N105       1156
26,000     SH     SOLE            26,000
Seagate Technology                   COMM          G7945J104     274817
11,902,000     SH     SOLE        11,902,000
Solexa Inc.                          COMM          83420X105      10416
1,180,906     SH     SOLE         1,180,906
Synopsys, Inc.                       COMM          871607107       1636
82,952     SH     SOLE            82,952
Talisman Energy Inc.                 COMM          87425E103     271941
16,602,000     SH     SOLE        16,602,000
The Coca-Cola Co.                    COMM          191216100     395418
8,850,000     SH     SOLE         8,850,000
Telik, Inc.                          COMM          87959M109     228236
12,829,474     SH     SOLE        12,829,474
VIVUS, Inc.                          COMM          928551100         38
10,300     SH     SOLE            10,300
World Fuel Services Corp.            COMM          981475106      53135
1,313,600     SH     SOLE         1,313,600
Zymogenetics Inc.                    COMM          98985T109      12737
755,000     SH     SOLE           755,000

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11/06 EDGAR FILING Form 13F